OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 26, 2014
Other Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Excluding Goodwill [Table Text Block]
The following table summarizes the net book value information related to other intangible assets as of September 26, 2014 and December 27, 2013 (in thousands):

(in thousands)	September 26, 2014	December 27, 2013
Indefinite-lived intangibles assets:
Trademarks	114,500	$185,600

Definite-lived intangible assets:
Trademarks	1,800	—
Customer relationships	215,725	237,488
Deferred debt financing costs	23,389	21,958
Other intangible assets, net	$355,414	$445,046